Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Trust Shares) [BarChart] - Trust Shares - Federated Hermes Prime Cash Obligations Fund - TR	2016	2017	2018	2019	2020
Total	0.03%	0.57%	1.43%	1.74%	0.27%